Term loans (Details 2) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
1 January (Member)
Statement Line Items [Line Items]
Current		$ 94,792,088	$ 94,163,751
Non-current
Total		94,792,088	94,163,751
Cash flows (Member)
Statement Line Items [Line Items]
Current		(8,435,416)	550,148
Non-current
Total		(8,435,416)	550,148
Other (Member)
Statement Line Items [Line Items]
Current	[1]	(71,817,485)	78,189
Non-current	[1]	74,160,950
Total	[1]	2,343,465	78,189
31 December (Member)
Statement Line Items [Line Items]
Current		14,539,187	94,792,088
Non-current		74,160,950
Total		$ 88,700,137	$ 94,792,088

[1]	The 'Other' column includes the effect of amortisation of prepaid finance costs on term loans, promissory notes and reclassification between current and non-current portion.